Basic and Diluted Loss Per Share	6 Months Ended
Jun. 30, 2024
Basic and Diluted Loss Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE
NOTE 7:-	BASIC AND DILUTED LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Six Months Ended June 30,		Three Months Ended June 30,
	2024	2023	2024	2023
	Unaudited
Numerator:
Allocation of loss attributable to ordinary shareholders	$12,742	$11,905	$6,294	$5,837
Denominator:
Weighted average Ordinary shares outstanding	4,858,158	1,097,015	5,024,871	1,479,449

Basic and diluted loss per share	$2.62	$10.85	$1.25	$3.95

The potential Ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Three and Six Months Ended June 30,
	2024	2023
	Unaudited

Ordinary share options	73,501	69,277
Warrants	3,606,019	13,775

	3,679,520	83,052